Property, plant and equipment	6 Months Ended
Jun. 30, 2024
Property, plant and equipment.
Property, plant and equipment

13.Property, plant and equipment

							Total
							(excluding
	Towers		Land	Furniture		Capital	Right of
	and tower	Fiber	and	and office	Motor	work in	use	Right of
	equipment	assets	buildings	equipment	vehicles	progress	asset)	use assets
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000

Cost
At January 1, 2023	2,961,567	364,182	63,586	32,308	27,277	287,158	3,736,078	1,165,180
Additions during the year(a)	64,165	32,293	3,017	3,775	4,481	351,362	459,093	123,281
Additions through business combinations (note 26)(b)	5,576	—	—	—	—	—	5,576	—
Reclassification	208,363	81,929	5,210	(2,300)	337	(293,539)	—	—
Transfer from advance payments	67,978	2,529	2,164	—	—	16,643	89,314	—
Disposals(c)	(122,022)	(35,575)	—	(1,743)	(2,216)	—	(161,556)	(52,271)
Effects of movement in exchange rates	(880,175)	3,431	(34,697)	(7,589)	(10,497)	(148,759)	(1,078,286)	(117,853)
Reclassified to assets held for sale(e)	(111,551)	—	—	(52)	—	(127)	(111,730)	(1,347)
At December 31, 2023	2,193,901	448,789	39,280	24,399	19,382	212,738	2,938,489	1,116,990

At January 1, 2024	2,193,901	448,789	39,280	24,399	19,382	212,738	2,938,489	1,116,990
Additions during the period(a)	21,399	5,743	1,295	469	496	64,632	94,034	78,333
Reclassification	54,369	21,134	—	482	—	(75,985)	—	—
Transfer from advance payments	8,295	8,595	40	—	—	(7,165)	9,765	—
Disposals(c)	(7,169)	(11)	—	(150)	(298)	—	(7,628)	(35,995)
Effects of movement in exchange rates	(430,422)	(80,181)	(13,906)	(3,840)	(4,538)	(61,597)	(594,484)	(134,715)
At June 30, 2024	1,840,373	404,069	26,709	21,360	15,042	132,623	2,440,176	1,024,613

Accumulated depreciation and impairment
At January 1, 2023	1,561,326	59,032	1,833	21,437	17,009	—	1,660,637	200,161
Charge for the year(d)	216,776	65,246	358	4,173	4,017	—	290,570	95,895
Impairment(e)	85,567	464	—	—	—	—	86,031	1,663
Disposals(c)	(120,503)	(34,506)	—	(1,723)	(2,141)	—	(158,873)	(23,920)
Effects of movement in exchange rates	(587,037)	6,143	(958)	(4,826)	(6,135)	—	(592,813)	(43,018)
Reclassified to assets held for sale(e)	(87,290)	—	—	(8)	—	—	(87,298)	(700)
At December 31, 2023	1,068,839	96,379	1,233	19,053	12,750	—	1,198,254	230,081

At January 1, 2024	1,068,839	96,379	1,233	19,053	12,750	—	1,198,254	230,081
Charge for the period(d)	70,962	33,811	111	1,499	1,254	—	107,637	46,095
Impairment(e)	3,835	—	—	31	4	—	3,870	1,216
Disposals(c)	(6,618)	(10)	—	(104)	(298)	—	(7,030)	(16,951)
Effects of movement in exchange rates	(257,221)	(21,934)	(429)	(3,255)	(2,737)	—	(285,576)	(30,828)
At June 30, 2024	879,797	108,246	915	17,224	10,973	—	1,017,155	229,613

Net book value
At December 31, 2023	1,125,062	352,410	38,047	5,346	6,632	212,738	1,740,235	886,909
At June 30, 2024	960,576	295,823	25,794	4,136	4,069	132,623	1,423,021	795,000
(a)	Includes net movements in assets relating to the decommissioning and site restoration provision.
(b)	Includes subsequent asset acquisitions on business combination transactions.
(c)	The disposals value of right of use assets represents disposals due to terminated leases and the impact of remeasurement of lease assets as a result of changes in lease terms.
(d)	The charge for the period does not agree to the charge in the condensed consolidated statement of loss and other comprehensive (loss)/income due to the indirect taxes benefit of $0.7 million in IHS Brasil Cessão de Infraestruturas S.A. claimed through depreciation over the useful life of the asset.
(e)	The impairment in the year ended December 31, 2023, includes $71.0 million from power equipment assets in the SSA segment being classified as assets held for sale and remeasured at fair value less costs to sell. In May 2024, the sale of these assets was concluded and an additional impairment of $2.6 million was recognized due to certain warranty claims received. Assets were not depreciated while they were classified as held for sale. The impairment losses have been recognized in cost of sales in the condensed consolidated statement of loss and other comprehensive (loss)/income. On April 30, 2024, we completed the sale of our subsidiary in Peru, IHS Peru S.A.C. These assets were included in assets held for sale at December 31, 2023.

Capital work-in-progress comprises mainly of tower and tower equipment still under construction and not yet available for use. The Group transfers such assets to the appropriate class once they are available for use. There were no qualifying borrowing costs capitalized during the year.